Related Parties	12 Months Ended
Mar. 31, 2023
Disclosure Of Related Party [Abstract]
Related Parties
37)
RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#
Key management personnel	Jane Jie Sun#
Key management personnel	Cindy Xiaofan Wang#
Key management personnel	Xing Xiong#
Key management personnel	Xiangrong Li
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited
Entities having significant influence over the Company and its subsidiaries	Trip.com Group Limited and its subsidiaries
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	PasajeBus SpA
Equity-accounted investee	Simplotel Technologies Private Limited (up to September 28, 2022) (refer note 8 (b))
Equity-accounted investee	Inspirock, Inc. (up to October 19, 2021) (refer note 8 (a))

Notes: # nominees of Trip.com Group, Limited (Trip.com)

(A) Transactions with key management personnel:

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2021	2022	2023
Short-term employee benefits	1,961	2,351	1,997
Post-employment benefits	227	288	88
Other long-term benefits	39	36	14
Share based payment	16,767	16,930	12,015
Legal and professional	38	84	84
Total	19,032	19,689	14,198

	As at March 31
Balance Outstanding	2022	2023
Employee related payables	746	552
Accrued expenses	75	78

(B)
Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2021	2022	2023
Key management personnel services	5	7	7
Consultancy services	13	16	20

(C)
Transactions with entity having significant influence over the Company and its subsidiaries:

a)
Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2021	2022	2023
Sale (refund) of air ticketing^	(14)	211	768
Purchase (refund) of air ticketing^	(659)	475	40,954
Sale of hotels and packages^	425	1,204	5,192
Purchase of hotels and packages^	647	3,015	14,575
Commission received	11	23	100
Commission paid	61	149	673
Marketing alliances	—	—	50
Other operating expenses	284	306	4,572
Advance given	—	1,074	—
Advance given received back	—	1,074	—

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2022	2023
Trade and other receivables	345	969
Trade payables	373	4,926
Advance to vendor	21	134

(D)
Transactions with equity-accounted investees and its subsidiaries:

a)
Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2021	2022	2023
Loan given	55	—	—
Interest income	3	3	4

	As at March 31
Balance Outstanding	2022	2023
Loan outstanding	53	49
Interest accrued	*	*

* less than 1

b)
PasajeBus SpA

	For the year ended March 31
Transactions	2021	2022	2023
Ancillary revenue	81	114	168

	As at March 31
Balance Outstanding	2022	2023
Trade receivables	19	22

(E)
Terms & conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances is secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.